Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Equity Defined Protection ETF® – 1 Yr October

Innovator Growth Accelerated Plus ETF®– October

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – October

Innovator U.S. Equity Accelerated 9 Buffer ETF™– October

Innovator U.S. Equity Accelerated Plus ETF®– October

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – October

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025, February 28, 2025 or March 5, 2025

October 1, 2025

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on September 30, 2025. Each Fund has commenced a new Outcome Period that began on October 1, 2025 and will end on September 30, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Emerging Markets Power Buffer ETF™ – October	EOCT	Gross: 15.20% Net: 14.31%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 15.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI Emerging Markets ETF losses, over the period from October 1, 2025 to September 30, 2026.
Innovator Equity Defined Protection ETF® – 1 Yr October	ZOCT	Gross: 6.52% Net: 5.73%*	The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.52% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from October 1, 2025 to September 30, 2026.

Innovator Growth Accelerated Plus ETF® – October	QTOC	Gross: 18.84% Net: 18.05%*	The Fund seeks to provide investors with returns that are three times those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 18.84% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from October 1, 2025 to September 30, 2026.
Innovator Growth-100 Power Buffer ETF™ – October	NOCT	Gross: 14.25% Net: 13.46%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 14.25% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from October 1, 2025 to September 30, 2026.
Innovator International Developed Power Buffer ETF™ – October	IOCT	Gross: 13.89% Net: 13.04%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 13.89% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October	XBOC	Gross: 11.70% Net: 10.91%*	The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.70% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Equity Accelerated Plus ETF® – October	XTOC	Gross: 14.91% Net: 14.12%*	The Fund seeks to provide investors with returns that are three times those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 14.91% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Equity Buffer ETF™ – October	BOCT	Gross: 15.37% Net: 14.58%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.37% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Equity Power Buffer ETF™ – October	POCT	Gross: 11.81% Net: 11.02%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.81% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Equity Ultra Buffer ETF™ – October	UOCT	Gross: 11.03% Net: 10.24%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.03% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from October 1, 2025 to September 30, 2026.
Innovator U.S. Small Cap Power Buffer ETF™ – October	KOCT	Gross: 17.18% Net: 16.39%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 17.18% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from October 1, 2025 to September 30, 2026.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: October 1, 2025 through September 30, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference